                             GREENBERG TRAURIG, P.A.
                              1221 BRICKELL AVENUE
                              MIAMI, FLORIDA 33131

Robert L. Grossman
(305) 579-0765

                                 August 17, 2005

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

         Re:      Vector Intersect Security Acquisition Corp.
                  Registration Statement on Form S-1
                  (File No. 333-_________)

Ladies and Gentlemen:

         On behalf of Vector Intersect Security Acquisition Corp., a Delaware
corporation (the "Company"), transmitted herewith through the EDGAR electronic filing system pursuant to Regulation S-T is the Company's Registration Statement
on Form S-1, including exhibits thereto, for the registration under the
Securities Act of 1933, as amended (the "Securities Act"), of up to 21,562,500 of the Company's units (the "Units") consisting of one share of common stock, par value $0.001 per share (the "Common Stock") and one warrant to purchase one share of Common Stock, up to 21,562,500 shares of the Company's Common Stock included as part of the Units, up to 21,562,500 warrants included as part of the
Units, up to 21,562,500 shares of Common Stock underlying the warrants included in the Units, 1 Representative's unit purchase option, 1,875,000 Units underlying the representative's unit purchase option (the "Representative's
Units"), 1,875,000 shares of Common Stock included as part of the
Representative's Units, 1,875,000 warrants included as part of the
Representative's Units and 1,875,000 shares of Common Stock underlying the warrants included in the Representative's Units. Pursuant to Section 6(b) of the
Securities Act, the sum of $38,796.88 in payment of the registration fee has been transferred by wire transfer to the lockbox maintained by the Securities and Exchange Commission at Mellon Bank in Pittsburgh, Pennsylvania.

         Please direct any comments or questions regarding the Registration
Statement to me. My telephone number is (305) 579-0765 and my fax number is
(305) 579-0717. In my absence, please do not hesitate to contact Lorne S. Cantor at (305) 579-0748.

                                                     Sincerely,

                                                     /s/ Robert L. Grossman

                                                     Robert L. Grossman